Class A Ordinary Shares Subject to Possible Redemption	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Class A Ordinary Shares Subject to Possible Redemption [Abstract]
Class A Ordinary Shares Subject to Possible Redemption

Note 6 — Class A Ordinary Shares Subject to Possible Redemption

The Company’s Class A ordinary shares feature certain redemption rights that are considered to be outside of the Company’s control and subject to the occurrence of future events. The Company is authorized to issue 100,000,000 shares of Class A ordinary shares with a par value of $0.0001 per share. Holders of the Company’s Class A ordinary shares are entitled to one vote for each share. As of September 30, 2023 and December 31, 2022, there were 25,335,163 and 57,500,000 Class A ordinary shares outstanding, which were all subject to possible redemption and are classified outside of permanent equity in the condensed balance sheets, respectively.

The Class A ordinary shares subject to possible redemption reflected on the condensed balance sheets are reconciled on the following table:

Class A ordinary shares subject to possible redemption at December 31, 2022	$583,360,070
Redemption of Public Shares	(328,092,030)
Deposit in connection with Extension Amendment Proposal	2,400,000
Increase in redemption value of Class A ordinary shares subject to possible redemption	4,241,206
Class A ordinary shares subject to possible redemption at March 31, 2023	261,909,246
Deposit in connection with Extension Amendment Proposal	1,600,000
Increase in redemption value of Class A ordinary shares subject to possible redemption	2,046,852
Class A ordinary shares subject to possible redemption at June 30, 2023	265,556,098
Deposit in connection with Extension Amendment Proposal	2,400,000
Increase in redemption value of Class A ordinary shares subject to possible redemption	2,893,416
Class A ordinary shares subject to possible redemption at September 30, 2023	$270,849,514

Note 6 — Class A Ordinary Shares Subject to Possible Redemption

The Company’s Class A ordinary shares feature certain redemption rights that are considered to be outside of the Company’s control and subject to the occurrence of future events. The Company is authorized to issue 100,000,000 shares of Class A ordinary shares with a par value of $0.0001 per share. Holders of the Company’s Class A ordinary shares are entitled to one vote for each share. As of December 31, 2022 and 2021, there were 57,500,000 Class A ordinary shares outstanding, which were all subject to possible redemption and are classified outside of permanent equity in the balance sheets.

The Class A ordinary shares subject to possible redemption reflected on the balance sheets are reconciled on the following table:

Gross proceeds	$575,000,000
Less:
Fair value of Public Warrants at issuance	(30,475,000)
Offering costs allocated to Class A ordinary shares subject to possible redemption	(30,757,858)
Plus:
Accretion on Class A ordinary shares subject to possible redemption amount	61,232,858
Class A ordinary shares subject to possible redemption at December 31, 2021	575,000,000
Increase in redemption value of Class A ordinary shares subject to possible redemption	8,360,070
Class A ordinary shares subject to possible redemption at December 31, 2022	$583,360,070